Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF - Fidelity International Multifactor ETF	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230